Tax Payable (Details) - Schedule of Tax Payable - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Tax Payable [Abstract]
VAT payables	¥ 43	¥ 2,088
Individual income tax payables	770	815
Stamp duty payables		66
Construction tax payables	52	25
Educational development payables	37	50
Others	48	34
Total	¥ 950	¥ 3,078